SUPPLEMENT DATED JANUARY 6, 2012 TO THE PROSPECTUS OF

MARKET VECTORS ETF TRUST

Dated May 1, 2011

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

This Supplement updates certain information contained in the above-dated Prospectus for Market Vectors ETF Trust (the “Trust”) regarding the Market Vectors Russia ETF (the “Fund”), a series of the Trust. You may obtain copies of the Fund’s Prospectus free of charge, upon request, by calling toll-free 1.888.MKT.VCTR or by visiting the Van Eck website at www.vaneck.com\etf.

Effective on or about March 16, 2012, the Fund will change its investment objective of seeking investment results that correspond generally to the performance, before the Fund’s fees and expenses, of an index called DAXglobal® Russia+ Index. Instead, the Fund will seek investment results that correspond generally to the performance, before the Fund’s fees and expenses, of an index called the Market Vectors® Russia Index (the “Index”). The Fund’s investment objective is not fundamental and may be changed by the Board of Trustees without shareholder approval.

Effective at the time of the investment objective change, the Fund’s current investment policy to invest at least 80% of its total assets in stocks and depositary receipts of publicly traded companies that are domiciled in Russia will be replaced with the following policy: the Fund will normally invest at least 80% of its total assets in securities that comprise the Fund’s benchmark index. The Index is comprised of securities of Russian companies.

The Index is published by Market Vectors Index Solutions GmbH, which is a wholly owned subsidiary of Van Eck Associates Corporation.

All references to the DAXglobal® Russia+ Index will be deleted and replaced with the Market Vectors® Russia Index.

Please retain this supplement for future reference.

SUPPLEMENT DATED JANUARY 6, 2012 TO THE STATEMENT OF

ADDITIONAL INFORMATION OF

MARKET VECTORS ETF TRUST

Dated May 1, 2011

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

This Supplement updates certain information contained in the above-dated Statement of Additional Information for Market Vectors ETF Trust (the “Trust”) regarding the Market Vectors Russia ETF (the “Fund”), a series of the Trust. You may obtain copies of the Fund’s Statement of Additional Information free of charge, upon request, by calling toll-free 1.888.MKT.VCTR or by visiting the Van Eck website at www.vaneck.com\etf.

Effective on or about March 16, 2012, the Fund will change its investment objective of seeking investment results that correspond generally to the performance, before the Fund’s fees and expenses, of an index called DAXglobal® Russia+ Index. Instead, the Fund will seek investment results that correspond generally to the performance, before the Fund’s fees and expenses, of an index called the Market Vectors® Russia Index (the “Index”). The Fund’s investment objective is not fundamental and may be changed by the Board of Trustees without shareholder approval.

Effective at the time of the investment objective change, the Fund’s current investment policy to invest at least 80% of its total assets in stocks and depositary receipts of publicly traded companies that are domiciled in Russia will be replaced with the following policy: the Fund will normally invest at least 80% of its total assets in securities that comprise the Fund’s benchmark index. The Index is comprised of securities of Russian companies.

The Index is published by Market Vectors Index Solutions GmbH, which is a wholly owned subsidiary of Van Eck Associates Corporation.

All references to the DAXglobal® Russia+ Index will be deleted and replaced with the Market Vectors® Russia Index.

Please retain this supplement for future reference.

SUPPLEMENT DATED JANUARY 6, 2012 TO THE SUMMARY PROSPECTUS OF

MARKET VECTORS ETF TRUST

Dated May 1, 2011

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

This Supplement updates certain information contained in the above-dated Summary Prospectus for Market Vectors ETF Trust (the “Trust”) regarding the Market Vectors Russia ETF (the “Fund”), a series of the Trust. You may obtain copies of the Fund’s Statement of Additional Information free of charge, upon request, by calling toll-free 1.888.MKT.VCTR or by visiting the Van Eck website at www.vaneck.com\etf.

Effective on or about March 16, 2012, the Fund will change its investment objective of seeking investment results that correspond generally to the performance, before the Fund’s fees and expenses, of an index called DAXglobal® Russia+ Index. Instead, the Fund will seek investment results that correspond generally to the performance, before the Fund’s fees and expenses, of an index called the Market Vectors® Russia Index (the “Index”). The Fund’s investment objective is not fundamental and may be changed by the Board of Trustees without shareholder approval.

Effective at the time of the investment objective change, the Fund’s current investment policy to invest at least 80% of its total assets in stocks and depositary receipts of publicly traded companies that are domiciled in Russia will be replaced with the following policy: the Fund will normally invest at least 80% of its total assets in securities that comprise the Fund’s benchmark index. The Index is comprised of securities of Russian companies.

The Index is published by Market Vectors Index Solutions GmbH, which is a wholly owned subsidiary of Van Eck Associates Corporation.

All references to the DAXglobal® Russia+ Index will be deleted and replaced with the Market Vectors® Russia Index.

Please retain this supplement for future reference.